Share-based awards - General (Details) - shares		12 Months Ended
	Apr. 01, 2015	Mar. 31, 2024
Share-based awards
Number of shares authorized but unissued		286,838,192
2014 Plan
Share-based awards
Plan term		10 years
2014 Plan | Maximum
Share-based awards
Additional number of shares subject to award	200,000,000